The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Absolute Return Multi-Strategy Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 20, 2012 (Accession No. 0001193125-12-018153), which is incorporated herein by reference.